EQUITY (Details 1) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Option Indexed to Issuers Equity [Line Items]
Options Dividend Yield	0.00%
Minimum [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms (years)	5 years
Options Expected Volatility	126.00%
Options Risk Free Interest Rate	0.73%
Options Grant Date Fair Value (in dollars per share)	$ 1.22
Maximum [Member]
Option Indexed to Issuers Equity [Line Items]
Options Expected Terms (years)	5 years 9 months
Options Expected Volatility	228.00%
Options Risk Free Interest Rate	1.65%
Options Grant Date Fair Value (in dollars per share)	$ 5.15